Nature of Operations (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Nature Of Operations Details Narrative
State of Incorporation	State of Florida	State of Florida
Date of incorporation	Dec. 06, 2006	Dec. 15, 2006